COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2021
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company’s property and equipment at December 31, 2021 and December 31, 2020:

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(1,042)	$1,150	$2,192	(867)	$1,325
Machinery and equipment	108,330	(78,076)	30,254	108,330	(61,993)	46,337
Vehicles	42,507	(42,507)	-	42,507	(38,184)	4,323
Total fixed assets	$153,029	$(121,625)	$31,404	$153,029	$(101,044)	$51,985

For the years ended December 31, 2021 and 2020, the Company recorded depreciation expense of $19,714 and $20,528, respectively.

Related Party Receivables

As of December 31, 2021, related party receivables totaled $6,360. The entire amount is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.

As of December 31, 2020, related party receivables totaled $190,581. The entire amount is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.